Investments in related parties	12 Months Ended
Dec. 31, 2018
Investments in related parties [Abstract]
Investments in related parties

3. Investments in related parties

a) Diana Containerships Inc. (renamed to Performance Shipping Inc. in February 2019), or Diana Containerships: In 2017, the Company gradually sold all shares owned in the common stock of Diana Containerships, realizing an aggregate loss of $757 from the sale of such shares. For 2017 and 2016, the investment in Diana Containerships resulted in loss of $5,656 (including the loss from the sale of shares) and $56,465, respectively, of which $3,124 and $17,568, respectively was impairment, which was recorded based on Diana Containerships’ market value on Nasdaq at the date of each impairment charge recognition. The loss and impairment are included in “Gain/(loss) from equity method investments” in the accompanying consolidated statements of operations. In 2016, DSI received dividends from Diana Containerships amounting to $96.

On May 30, 2017, the company acquired 100 shares of newly-designated Series C Preferred Stock, par value $0.01 per share, of Diana Containerships for $3,000 in exchange for a reduction of an equal amount in the principal amount of the Company’s outstanding loan to Diana Containerships at that date (Note 4(b)). The Series C Preferred Stock has no dividend or liquidation rights and votes with the common shares of Diana Containerships, if any. Each share of the Series C Preferred Stock entitles the holder thereof to up to 250,000 votes, subject to a cap such that the aggregate voting power of any holder of Series C Preferred Stock together with its affiliates does not exceed 49.0%, on all matters submitted to a vote of the stockholders of Diana Containerships. The acquisition of shares of Series C Preferred Stock was approved by an independent committee of the Board of Directors of the Company. As at December 31, 2018 and 2017, the investment amounted to $3,000 for both periods and is included in “Investments in related parties”.

b) Diana Wilhelmsen Management Limited, or DWM: DWM is a joint venture which was established on May 7, 2015 by Diana Ship Management Inc., a wholly owned subsidiary of DSI, and Wilhelmsen Ship Management Holding Limited, an unaffiliated third party, each holding 50% of DWM. As at December 31, 2018, DWM provided management services to eight vessels of the Company’s fleet (Note 4(d)) following the sale of the m/v Triton and m/v Alcyon in December 2018 (Note 5). The DWM office is located in Limassol, Cyprus. As at December 31, 2018 and 2017, the equity method investment in DWM amounted to $263 and $249, respectively, and is included in “Investments in related parties” in the accompanying consolidated balance sheets. For 2018, 2017 and 2016, the investment in DWM resulted in gain of $14, $49, and $88, respectively, and is included in “Gain/(loss) from equity method investments” in the accompanying consolidated statements of operations.